IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,094	$ 2,463
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	161,200	141,500
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,100	$ 2,500